CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Movement in Capitalized Computer Software, Net [Roll Forward]
Balance at the beginning of the year	$ 19,243	[1]	$ 19,704
Capitalization	6,032		6,094
Capitalized Computer Software Adjustment For Acquisition	0		563
Amortization	(5,439)		(4,926)		$ (4,500)
Functional currency translation adjustments	20		(2,192)
Balance at the year end	$ 19,856		$ 19,243	[1]	$ 19,704

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).